Disclosure of lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Present value of minimum payments	$ 9,305	$ 8,186
Current portion of equipment financing obligations	4,154	6,078
Non-current portion of financing obligations	5,151	2,108
Less than one year [Member]
Statement [Line Items]
Present value of minimum payments	4,595
Finance leases [Member]
Statement [Line Items]
Gross payments	2,195	8,627
Less: future finance charges	(86)	(441)
Present value of minimum payments	2,109	8,186
Current portion of equipment financing obligations	1,690	6,078
Non-current portion of financing obligations	419	2,108
Finance leases [Member] | Less than one year [Member]
Statement [Line Items]
Gross payments	1,758	6,432
Finance leases [Member] | More than one year but not more than five years [Member]
Statement [Line Items]
Gross payments	$ 437	$ 2,195